ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Fision Corporation, (formerly DE 6 Acquisition, Inc.), a Delaware corporation (the “Company”) was incorporated on February 24, 2010, and was inactive until December 2015 when it merged with Fision Holdings, Inc., a Minnesota operating business based in Minneapolis, Minnesota. As a result of the merger, Fision Holdings, Inc. became a wholly-owned subsidiary of the Company. Fision Holdings, Inc. was incorporated under the laws of the State of Minnesota in 2010, and has developed and successfully commercialized a proprietary cloud-based software platform which automates and integrates digital marketing assets and marketing communications to “bridge the gap” between marketing and sales of any enterprise. The Company generates its revenues primarily from software licensing contracts typically having terms of from one to three years and requiring monthly subscription fees based on the customer’s number of users and the locations where used. The Company’s business model provides it with a high percentage of recurring revenues.

The terms “Fision,” “we,” “us,” and “our,” refer to FISION Corporation, a Delaware corporation and its wholly-owned operating subsidiary Fision Holdings, Inc., a Minnesota corporation.

Basis of Presentation

The accompanying consolidated financial statements are unaudited. These unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and pursuant to the rules and regulations of the SEC. Certain information and note disclosures which are included in annual financial statements have been omitted pursuant to these rules and regulations. We believe the disclosures made in these interim unaudited financial statements are adequate to make the information not misleading.

Although these interim financial statements as and for the three-month and nine-month periods ended September 30, 2016 and 2015 are unaudited, in the opinion of our management, such statements include all adjustments (consisting of normal and recurring adjustments) necessary to present fairly our financial position, results of operations and cash flows for the periods presented. The results for these interim periods are not necessarily indicative of the results to be expected for the year ended December 31, 2016 or for any future period.

These unaudited interim financial statements should be read and considered in conjunction with our audited financial statements and the notes thereto for the year ended December 31, 2015, included in our annual report on Form 10-K filed with the SEC on April 15, 2016.

Principles of Consolidation

These consolidated interim financial statements include the accounts of Fision Corporation, a Delaware corporation, and its wholly-owned Minnesota subsidiary, and all material intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

GAAP accounting principles require our management to make estimates and assumptions in the preparation of these interim financial statements that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from these estimates and assumptions.

The most significant areas requiring management judgment and which are susceptible to possible later change include our revenue recognition, cost of revenue, allowance for doubtful accounts, valuations of property and equipment and intangible assets, stock-based compensation, fair value of financial instruments, derivative securities, research and development, impairment of long-lived assets, and income taxes. Certain accounting policies for these areas are discussed following these Notes in the Item 2 section of this quarterly report entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations.”

Cash and Cash Equivalents

We consider all short-term highly liquid investments with a remaining maturity at the date of purchase of three months or less to be cash equivalents. At September 30, 2016 we had no cash equivalents.

Concentration of Credit Risk and Customers

Financial instruments that potentially subject us to concentrations of credit risk consist principally of cash and accounts receivable. During the quarter ended September 30, 2016, we may have had cash deposits in our bank that exceeded FDIC insurance limits. We maintain our bank accounts at high quality institutions and in demand accounts to mitigate this risk. Regarding our customers, we perform ongoing credit evaluations of them, and generally we do not require collateral from them to do business with us.

For the nine months ended September 30, 2016, only two customers exceeded 10% of our revenues, with revenue from the largest one, a new customer, including in large part one-time implementation and set-up fees. We do not believe that currently we face any material customer concentration risks, although a significant reduction for any reason in the use of our software solutions by one or more of our major customers could harm our business materially.

Loss Per Common Share

Basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding for the period. Diluted net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding and potential common shares under the treasury stock method. Diluted net loss per common share is not shown, since the assumed exercise of stock options and warrants using the treasury stock method are anti-dilutive.

Property and Equipment - Property and equipment are capitalized and stated at cost, and any additions, renewals or betterments are also capitalized. Expenditures for maintenance and repairs are charged to earnings as incurred. If property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from our accounts, and any gain or loss is included in operations. Depreciation of property and equipment is provided using the straight-line method with estimated lives as follows:

Furniture and fixtures	5 years

Computer and office equipment	5 years

Stock-Based Compensation -- We record stock-based compensation in accordance with FASB ASC Topic 718, which requires us to measure the cost for any stock-based employee compensation at fair value and recognize the expense over the related service period. We recognize the fair value of stock options, warrants and any other equity-based compensation issued to employees and non-employees as of the grant date. We use the Black Scholes model to measure the fair value of options and warrants.

Fision Holdings, Inc. (the "Company") was incorporated under the laws of the state of Minnesota and is in the business of unique automated marketing software which is "cloud" based. The Company has developed and successfully commercialized a unique cloud-based software platform which automates and integrates digital marketing assets and marketing communications, and accordingly "bridges the gap" between marketing and sales of an enterprise. The Company generates its revenues primarily from software licensing contracts typically having terms of one to three years and requiring monthly subscription fees based on the customer's number of users and locations where used. The Company's business model provides a predictable and recurring revenue stream for its licensed software allowing for recurring revenue of 83%.